CAPITAL MANAGEMENT (Details) - USD ($) $ in Millions		12 Months Ended
	Apr. 28, 2022	Dec. 31, 2022	Dec. 31, 2019
Disclosure of risk management strategy related to hedge accounting [line items]
Debt instrument credit facility leverage ratio		3.00%
Credit facility
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	$ 100.0
Amount drawn down upon closing	$ 50.0	$ 30.0
Camino Rojo project loan
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount			$ 125.0
Minimum | Credit facility
Disclosure of risk management strategy related to hedge accounting [line items]
Working capital		15.0
Maximum | Credit facility
Disclosure of risk management strategy related to hedge accounting [line items]
Working capital		$ 151.6